SPAC Merger - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Apr. 30, 2021	Apr. 28, 2021	Dec. 17, 2020
Disclosure Of SPAC Merger [Line Items]
Shares issued price per share		$ 10.00	$ 10.00
LCH Transaction [Member] | Common Stock [Member] | Enjoy Technology Inc [Member]
Disclosure Of SPAC Merger [Line Items]
Conversion of Stock, Amount Issued	$ 20.0
Shares issued price per share	$ 10.00